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                                 PEGASUS FUNDS

            SUPPLEMENT DATED DECEMBER 31, 1997 TO THE PEGASUS FUNDS PROSPECTUS DATED JUNE 30, 1997 (AS REVISED OCTOBER 16, 1997).

  The name of the Pegasus Income Fund shall be changed to Pegasus Multi Sector Bond Fund as of December 31, 1997.

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

                                 PEGASUS FUNDS

            SUPPLEMENT DATED DECEMBER 31, 1997 TO THE PEGASUS FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1997.

  The name of the Pegasus Income Fund shall be changed to Pegasus Multi Sector Bond Fund as of December 31, 1997.

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